Federated Hermes Treasury Obligations Fund Expense Example - Institutional Shares [Member] - Federated Hermes Treasury Obligations Fund - IS	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	$ 356